Commitments and Contingencies (Details Textual) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	7 Months Ended	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2016	Jul. 19, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating Leases, Rent Expense		$ 700		$ 2,491	$ 2,612	$ 2,556
Payment To Acquire Workers' Compensation And General Liability Insurance	$ 250			250
Surety Bond [Member]
Long-term Debt	166,600	166,600		123,000
Energy Contracts [Member]
Other Commitments, Future Minimum Payments, Remainder of Fiscal Year	300	300
Other Commitment, Due in Next Twelve Months	300	300		313
Other Commitment, Due in Second Year	$ 200	200		$ 313
Predecessor [Member]
Operating Leases, Rent Expense		$ 200	$ 1,700